Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Operating Activities:
Income before income taxes	$ 14,100,563	$ 5,530,724	$ 8,775,258
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Share of (income) loss of associates and joint ventures	(3,671,877)	5,739,668	(581,023)
Depreciation and amortization	21,418,369	21,260,787	21,008,796
Other amortization of assets	329,144	380,863	531,426
Impairment of long-lived assets	225,136	40,803	67,574
(Gain) loss on disposition of property and equipment	(279,593)	(74,175)	270,381
Impairment loss on trade notes and accounts receivable, and other receivables	1,276,990	1,387,431	1,446,568
Post-employment benefits	259,291	292,026	259,064
Interest income	(60,174)	(72,861)	(102,675)
Share-based compensation expense	1,088,413	984,356	1,129,644
Provision for deferred compensation			199,195
Interest receivable for Asset Tax from prior years			(139,995)
Other finance loss (income), net	1,183,180	(89,323)	872,291
Gain on disposition of investments, net	(4,547,029)	(789,873)	(627)
Cancellation of provision		691,221
Interest expense	9,135,531	10,482,168	10,402,021
Unrealized foreign exchange loss (gain), net	1,805,986	(2,596,198)	(1,120,958)
Total	42,263,930	43,167,617	43,016,940
(Increase) decrease in trade notes and accounts receivable	(2,000,397)	634,108	4,785,389
(Increase) decrease in transmission rights and programming	(6,049,514)	(54,274)	2,632,696
Decrease (increase) in due from related parties, net	18,959	(393,631)	204,166
(Increase) in inventories	(571,281)	(522,003)	(128,327)
Increase in other accounts and notes receivable and other current assets	(2,882,822)	(2,469,724)	(2,789,811)
Increase (decrease) in trade accounts payable and accrued expenses	850,760	1,065,101	(1,885,865)
Increase (decrease) in customer deposits and advances	3,060,769	185,143	(7,778,497)
Increase (decrease) in other liabilities and taxes payable	2,877,152	(96,832)	(1,848,715)
Increase (decrease) in post-employment benefits	923,196	326,892	(122,261)
Income taxes paid	(9,166,602)	(8,681,478)	(8,816,632)
Total	(12,939,780)	(10,006,698)	(15,747,857)
Net cash provided by operating activities	29,324,150	33,160,919	27,269,083
Investing activities:
Temporary investments			30,992
Disposition of investments in financial instruments	2,014,371	3,155,643	2,301,682
Disposition of investment	4,625,291
Disposition or investment in joint ventures	122,227	125,624	149,390
Investment in other equity instruments	1,122,178	602,466	25,741
Dividends received	10,000		772,400
Investments in property, plant and equipment	(23,267,847)	(20,131,738)	(19,108,284)
Disposition of property, plant and equipment	672,424	1,520,417	981,503
Other investments in intangible assets	(1,899,464)	(1,235,177)	(2,106,750)
Net cash used in investing activities	(18,845,176)	(15,919,697)	(17,004,808)
Financing activities:
Long-term loans from Mexican banks	2,650,000		10,000,000
Repayment of Mexican peso debt	(242,489)	(492,489)	(989,156)
Prepayment of Mexican peso debt related to Sky	(1,750,000)	(2,750,000)
Payments of lease liabilities	(646,527)	(668,277)	(559,623)
Other payments of lease liabilities	(1,082,226)	(953,771)	(883,533)
Interest paid	(8,258,243)	(9,455,387)	(9,180,141)
Funding for acquisition of shares of the Long-term Retention Plan	(328,500)	(197,000)
Repurchases of CPOs under a share repurchase program		(195,597)	(1,385,750)
Repurchase of capital stock	(774,073)	(111,979)	(100,246)
Sale of capital stock	774,073	111,979	100,246
Dividends paid	(1,053,392)		(1,066,187)
Dividends paid of non-controlling interests	(328,774)	(1,420,477)	(1,594,629)
Derivative financial instruments	(2,692,241)	1,261,845	(596,046)
Net cash used in financing activities	(13,732,392)	(16,195,216)	(14,301,896)
Effect of exchange rate changes on cash and cash equivalents	23,540	(11,516)	(60,449)
Net (decrease) increase in cash and cash equivalents	(3,229,878)	1,034,490	(4,098,070)
Cash and cash equivalents related to assets held for sale		571,338	(517,956)
Cash and cash equivalents at beginning of year	29,058,093	27,452,265	32,068,291
Cash and cash equivalents at end of year	$ 25,828,215	29,058,093	27,452,265
Radiopolis
Investing activities:
Disposition of investment		1,248,000
Issuance of Senior Notes due 2049
Financing activities:
Issuance of Notes			14,247,544
Notes due 2020, 2021 and 2022
Financing activities:
Prepayment of Notes			(21,000,000)
Other notes payable
Financing activities:
Repayment and prepayment of other notes payable		$ (1,324,063)	$ (1,294,375)